Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

June 2, 2025

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 848 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for the Funds listed in Exhibit A, the form of Allspring Money Market Funds Prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the Prospectuses contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 848 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on May 27, 2025.

If you have any questions, please contact me at 857-990-1101.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Allspring Government Money Market Fund
Allspring Money Market Fund
Allspring National Tax-Free Money Market Fund
Allspring Treasury Plus Money Market Fund
Allspring 100% Treasury Money Market Fund